[Letterhead of State Street Research & Management Company,
One Financial Center,
Boston, MA  02111]

VIA EDGAR

                                                              May 4, 2004

Securities and Exchange Commission
Filing Desk
450 Fifth Street N.W.
Judiciary Plaza
Washington, D.C. 20549

RE:      State Street Research Master Investment Trust
         Securities Act of 1933 File No. 33-32729
         Investment Company Act of 1940 File No. 811-84
         CIK No. 0000093755

Ladies and Gentlemen:

     The undersigned, STATE STREET RESEARCH MASTER INVESTMENT TRUST, a Massachusetts business trust (the "Registrant"), does hereby certify:

(1) That the forms of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 of the Securities Act of 1933, as amended (the "Securities Act"), would not have differed from that contained in the most recent amendment to the registration statement of the Registrant (Post-Effective Amendment No. 19 under the Securities Act; Amendment No. 33 under the Investment Company Act of 1940) for the State Street Research Investment Trust; and

(2) That the text of the most recent amendment to the Registrant's registration statement has been filed electronically (EDGAR accession number 0001047469-04-014572.

                                                 STATE STREET RESEARCH
                                                 MASTER INVESTMENT TRUST


                                                  By: /s/ Terrence J. Cullen
                                                      -----------------------
                                                           Terrence J. Cullen
                                                           Assistant Secretary

cc:      Geoffrey R.T. Kenyon, Esq.
         Peter T. Fariel, Esq.
           Goodwin Procter LLP